Taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 30, 2021
Taxes on income (Details) [Line Items]
Effective tax rate	50.00%
Income taxable at tax rate	0.00%
Trapped earnings (in Dollars)	$ 71,000
Related income tax expense (in Dollars)	$ 7,000
Beneficiary corporate tax rate	6.00%
Industrial plants over	5 years
Trapped earning distributed (in Dollars)				$ 71,000
Taxed at reduced tax rate	12.00%
Reduced tax rate	7.50%
Income taxes on non-Israeli subsidiaries	the Company’s U.S. subsidiary is subject to combined federal and state income taxes of 26% and the subsidiaries in Germany and Singapore are subject to corporation tax at a rate of approximately 33% and 17% respectively. As of December 31, 2021, the Company had approximately $25,768 undistributed earnings of its subsidiaries for which a deferred tax liability of approximately $4,125 was not recognized.
Uncertain tax positions amounted (in Dollars)	$ 92	$ 25	$ 51
Total accrued interest (in Dollars)	$ 168	$ 76
Israel [Member]
Taxes on income (Details) [Line Items]
Effective tax rate	23.00%	23.00%	23.00%
Minimum [Member]
Taxes on income (Details) [Line Items]
Beneficial tax rates	0.00%
Corporate tax rate	40.00%
Maximum [Member]
Taxes on income (Details) [Line Items]
Beneficial tax rates	10.00%
Corporate tax rate	70.00%